Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Propertyl, Plant, and Equipment [Table Text Block]

	Estimated	Depreciation
	Useful Life (1)	Rates (1)	December 31,
	(Years)	(%)	2014	2013
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$18,717	$9,172
Construction in progress	Not applicable		2,115	2,727
Other	3 - 45		1,459	964
Regulated:
Natural gas transmission facilities		1.2 - 6.97	10,867	10,633
Construction in progress		Not applicable	985	273
Other		1.35 - 33.33	1,336	1,293
Total property, plant, and equipment, at cost			$35,479	$25,062
Accumulated depreciation and amortization			(8,157)	(7,437)
Property, plant, and equipment – net			$27,322	$17,625
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(1)	Estimated useful life and depreciation rates are presented as of December 31, 2014. Depreciation rates for regulated assets are prescribed by the FERC.

Asset Retirement Obligation [Table Text Block]

	December 31,
	2014	2013
	(Millions)
Beginning balance	$561	$579
Liabilities incurred	101	8
Liabilities settled (1)	(21)	(31)
Accretion expense	44	53
Revisions (2)	146	(48)
Ending balance	$831	$561
______________

(1)
For 2014 and 2013, liabilities settled include $7 million and $25 million, respectively, related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.

(2)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining life of the assets. The 2014 revisions primarily reflect an increase in the estimated retirement costs for our offshore pipelines, an increase in the inflation rate and decreases in the discount rates used in the annual review process. The 2013 revision primarily reflects increases in the estimated remaining useful life of the assets. The 2013 revision also includes an increase of $9 million related to changes in the timing and method of abandonment on certain of Transco’s natural gas storage caverns that were associated with a leak in 2010.